AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.9%
Asset-Backed Securities — 6.7%
Automobiles — 2.3%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	2,195	$2,093,426
Series 2021-01, Class C
0.890%	10/19/26	1,910	1,780,407
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,011,625
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	333,532
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,133,447
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	6,465	5,997,808
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	1,790	1,683,476
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	155	151,167
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	1,385	1,347,209
Series 2021-04A, Class C
1.460%	10/15/27	2,990	2,848,684
Series 2022-03A, Class C
5.300%	09/15/27	2,660	2,638,261
Series 2023-01A, Class D
6.690%	06/15/29	445	448,854
Ford Credit Auto Lease Trust,
Series 2023-A, Class B
5.290%	06/15/26	780	778,679
Series 2023-A, Class C
5.540%	12/15/26	1,905	1,883,204
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,775	3,633,299
Series 2020-02, Class C, 144A
1.740%	04/15/33	2,910	2,643,312
Series 2021-02, Class C, 144A
2.110%	05/15/34	2,575	2,278,735
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,661,248
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	250	241,898
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	475	466,823
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	1,490	1,457,369
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	958	$922,736
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	3,160	2,972,814
Series 2022-06, Class B
4.720%	06/15/27	3,925	3,860,764
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,018,996
			49,287,773
Collateralized Loan Obligations — 2.9%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.988%(c)	04/15/35	6,910	6,718,433
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	12/02/34	6,310	6,162,169
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	07/20/34	3,170	3,109,788
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.978%(c)	04/15/35	500	490,659
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	01/15/35	7,125	6,949,915
Series 2020-03A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.938%(c)	10/20/34	2,720	2,653,926
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/15/34	3,105	3,019,780
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	07/20/34	1,290	1,260,972
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.948%(c)	10/15/32	280	277,506
Series 2019-35A, Class A1R, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
5.798%(c)	04/20/32	5,385	5,285,106
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.862%(c)	07/15/33	3,755	3,693,816
A1

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.832%(c)	04/15/34	4,150	$4,040,890
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
5.852%(c)	04/16/33	1,600	1,574,594
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	07/17/35	1,920	1,874,843
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.928%(c)	07/20/29	2,565	2,540,874
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	07/17/29	2,751	2,732,830
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	07/15/34	2,655	2,586,027
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/15/35	3,310	3,218,123
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
6.442%(c)	01/16/32	4,105	3,939,976
			62,130,227
Equipment — 0.1%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	140	137,267
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	715,670
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,400,714
			2,253,651
Other — 0.9%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	2,535	2,567,761
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	66	63,304
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	1,910	1,794,282
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,176	1,859,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	2,572	$2,104,107
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	21	20,311
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	363	344,499
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,095	884,355
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	82	80,745
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	76	71,661
Series 2020-01A, Class A, 144A
1.740%	10/20/37	340	312,226
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	681	621,239
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	710	699,301
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	318	318,420
Planet Fitness Master Issuer LLC,
Series 2022-01A, Class A2I, 144A
3.251%	12/05/51	1,262	1,131,708
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	3,010	2,923,086
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	2,768	2,273,631
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	351	337,240
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,210,682
			19,617,593
Student Loans — 0.5%
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A, 144A
2.400%	10/15/68	1,054	980,593
Series 2021-EA, Class A, 144A
0.970%	12/16/69	1,256	1,066,215
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,971	1,873,781
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	1,390	1,330,777
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	852	786,547

A2

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	1,055	$945,081
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	526	452,752
Series 2021-B, Class A, 144A
1.310%	07/17/51	3,394	3,020,447
			10,456,193

Total Asset-Backed Securities (cost $142,195,000)			143,745,437
Commercial Mortgage-Backed Securities — 2.1%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.834%(c)	04/15/34	3,250	2,870,040
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.274%)
7.101%(c)	11/15/34	190	97,255
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,286,326
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month SOFR + 1.654% (Cap N/A, Floor 1.654%)
6.481%(c)	10/15/34	580	568,668
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
6.235%(c)	08/15/38	2,310	2,035,491
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
5.336%(c)	05/15/38	450	432,218
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
7.968%(c)	06/15/27	3,315	3,240,210
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
5.981%(c)	10/15/36	1,725	1,621,192
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.814%)
5.641%(c)	01/15/34	402	390,214
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	137,756
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	802,982
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.634%(c)	11/15/36	445	431,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
5.664%(c)	05/15/36	195	$192,548
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	1,815	1,679,143
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
6.065%(c)	07/15/38	322	312,076
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	61	58,954
Series K068, Class A1
2.952%	02/25/27	122	118,496
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	1,265	1,185,245
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.448% (Cap N/A, Floor 1.448%)
6.275%(c)	12/15/36	2,200	2,140,414
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.747% (Cap N/A, Floor 1.747%)
6.574%(c)	12/15/36	2,050	1,990,606
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.285%(c)	05/15/26	2,185	1,919,580
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,165	1,048,500
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	35
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
6.055%(c)	10/15/33	340	309,693
Series 2022-OPO, Class C, 144A
3.450%(cc)	01/05/39	2,575	2,024,519
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.434%(c)	10/15/38	3,505	3,325,393
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	57,360
Series 2015-C27, Class AS
4.068%	12/15/47	265	248,796
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	790	733,225
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	580	503,811

A3

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
5.634%(c)	12/15/36	260	$237,227
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
6.680%(c)	11/15/38	8,315	7,126,867
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.485%(c)	04/15/36	195	187,977
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
6.184%(c)	05/15/38	410	348,255
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	1,290	1,164,224
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,160	1,048,691
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.884%(c)	05/15/31	695	646,350
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	1,785	1,737,614

Total Commercial Mortgage-Backed Securities (cost $45,225,933)			44,259,863
Corporate Bonds — 30.2%
Advertising — 0.2%
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	4,385	4,300,503
Agriculture — 0.6%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	2,285	2,124,970
4.700%	04/02/27	4,205	4,126,733
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	920	836,555
Gtd. Notes, 144A
3.950%	06/15/25	3,320	3,225,504
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	1,420	1,435,228
5.625%	11/17/29(a)	595	621,885
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	155	146,201
6.150%	09/15/43	170	160,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
7.250%	06/15/37	450	$486,166
			13,163,787
Airlines — 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	2,040	2,035,135
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	138	119,733
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	144	124,022
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	308	276,047
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29(a)	839	709,557
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	526	442,767
			3,707,261
Auto Manufacturers — 1.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.125%	01/19/28	445	444,797
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27	1,355	1,299,222
5.600%	10/15/32(a)	660	644,653
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	320	306,006
4.300%	07/13/25	1,770	1,729,643
4.350%	04/09/25	650	636,766
Sr. Unsec’d. Notes
2.400%	04/10/28	445	388,412
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25(a)	1,320	1,211,651
2.100%	09/15/28	2,045	1,728,755
5.500%	03/30/26	700	701,257
5.600%	03/30/28	1,840	1,843,798
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	815	704,918
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	10,345	9,738,453
4.600%	06/08/29	1,070	1,040,829
4.625%	11/13/25	1,325	1,313,481
4.750%	11/13/28	2,790	2,769,036
			26,501,677

A4

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33	2,875	$2,979,846
Banks — 9.2%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26	2,200	2,179,007
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	600	522,945
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,010	2,549,391
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,285	8,245,600
1.922%(ff)	10/24/31	6,160	4,918,786
2.496%(ff)	02/13/31	4,455	3,775,495
2.676%(ff)	06/19/41	355	250,957
3.194%(ff)	07/23/30	890	790,595
3.248%	10/21/27(a)	2,340	2,205,048
4.271%(ff)	07/23/29	1,240	1,193,464
5.015%(ff)	07/22/33(a)	4,060	4,010,391
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	225	187,991
Sub. Notes, MTN
4.450%	03/03/26	70	68,545
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	1,885	1,881,795
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.850%	02/01/30	2,795	2,760,543
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,430	1,256,757
2.852%(ff)	05/07/26	1,675	1,565,515
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	1,645	1,640,496
Sub. Notes
4.836%	05/09/28	287	269,763
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,910	1,682,728
2.591%(ff)	01/20/28	2,435	2,184,607
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	3,660	3,136,814
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29	2,470	2,479,927
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	3,295	3,150,567
5.610%(ff)	09/29/26	2,815	2,831,742
Citizens Financial Group, Inc.,
Sub. Notes
4.300%(ff)	02/11/31	79	67,826
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%(ff)	06/22/24	2,180	$2,152,163
3.244%(ff)	12/20/25	1,565	1,489,348
3.773%(ff)	03/28/25	1,730	1,687,468
4.298%(ff)	04/01/28	770	726,805
5.375%	01/12/24	2,575	2,559,843
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	465	432,025
2.550%	05/05/27	265	227,481
4.772%(ff)	07/28/30	665	613,693
Fifth Third Bank NA,
Sr. Unsec’d. Notes
5.852%(ff)	10/27/25	455	449,525
Sub. Notes
3.850%	03/15/26	325	296,862
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,605	2,292,940
1.948%(ff)	10/21/27	4,045	3,612,314
3.615%(ff)	03/15/28	2,520	2,386,178
3.691%(ff)	06/05/28	2,545	2,414,987
4.223%(ff)	05/01/29	5,625	5,368,149
4.482%(ff)	08/23/28(a)	2,885	2,822,463
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	485	415,123
2.099%(ff)	06/04/26	4,265	3,921,166
4.041%(ff)	03/13/28	254	238,169
4.292%(ff)	09/12/26	365	350,026
4.583%(ff)	06/19/29	2,190	2,077,923
4.755%(ff)	06/09/28	4,535	4,376,013
5.210%(ff)	08/11/28	2,300	2,269,845
6.254%(ff)	03/09/34	3,620	3,785,451
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24	460	430,442
4.000%	05/15/25	1,159	1,093,348
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.699%(ff)	11/18/25	305	295,172
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	365	323,899
3.869%(ff)	03/28/26	600	579,546
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	5,150	4,836,485
2.182%(ff)	06/01/28	3,335	2,989,669
2.522%(ff)	04/22/31	6,445	5,512,582
2.739%(ff)	10/15/30	3,775	3,294,265
2.947%(ff)	02/24/28	2,620	2,430,894
3.559%(ff)	04/23/24	80	79,908
3.897%(ff)	01/23/49	340	278,374

A5

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.956%(ff)	05/13/31	3,948	$3,399,874
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29	3,415	3,434,773
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.354%(ff)	09/13/28	1,675	1,677,559
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1,190	1,071,690
5.123%(ff)	02/01/29(a)	3,285	3,305,573
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	6,190	5,329,069
3.772%(ff)	01/24/29	1,336	1,265,878
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	885	836,569
3.622%(ff)	04/01/31	360	329,576
3.971%(ff)	07/22/38	100	88,163
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
7.472%(ff)	11/10/26	1,140	1,189,659
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27	1,715	1,722,107
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27	501	490,651
Sub. Notes
3.950%	10/30/25	790	766,017
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	700	597,102
6.037%(ff)	10/28/33	2,375	2,500,283
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28(a)	865	748,216
6.499%(ff)	03/09/29	1,125	1,124,297
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	5,570	4,993,487
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,425	1,250,259
2.608%(ff)	01/12/28	2,240	1,987,720
2.819%(ff)	01/30/26	2,050	1,928,666
3.971%(ff)	03/30/26	1,420	1,362,788
4.644%(ff)	04/01/31	1,455	1,345,693
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28(a)	2,465	2,343,996
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,265	1,982,168
2.746%(ff)	02/11/33	990	786,734
4.125%	09/24/25	200	191,078
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.751%(ff)	05/12/28	545	$519,681
5.711%(ff)	01/12/27	525	519,259
5.959%(ff)	01/12/34	1,555	1,585,053
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,575	1,477,842
3.068%(ff)	04/30/41	4,780	3,562,450
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,380	2,140,102
2.572%(ff)	02/11/31	7,150	6,066,454
2.879%(ff)	10/30/30	7,755	6,729,764
Sub. Notes, GMTN
4.300%	07/22/27	1,990	1,929,710
			197,497,799
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	1,225	1,145,987
5.550%	01/23/49	3,735	4,032,995
			5,178,982
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53(a)	1,080	1,011,825
5.250%	03/02/30	1,365	1,394,651
5.600%	03/02/43	2,135	2,201,434
5.650%	03/02/53(a)	1,080	1,123,994
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	1,225	1,181,872
			6,913,776
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.750%	05/01/28	330	300,287
Chemicals — 0.2%
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	2,665	2,399,611
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	1,070	1,019,376
			3,418,987
Commercial Services — 0.3%
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27	1,535	1,543,417
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	71,307

A6

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	$31,227
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	1,625	1,319,625
3.375%	03/22/27	960	900,732
4.125%	02/02/26	2,510	2,428,480
			6,294,788
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	1,205	851,746
2.950%	09/11/49	225	170,039
			1,021,785
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,255	2,023,924
3.500%	01/15/25	385	367,535
4.625%	10/15/27	645	622,290
4.875%	01/16/24	1,075	1,072,788
6.500%	07/15/25	290	291,811
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	5,240	4,853,954
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	1,210	1,039,070
3.650%	05/11/27	225	205,551
5.247%(ff)	07/26/30	665	631,633
5.468%(ff)	02/01/29	1,255	1,223,373
Sub. Notes
2.359%(ff)	07/29/32	1,095	781,727
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	3,870	3,670,685
4.100%	02/09/27	3,480	3,288,307
4.500%	01/30/26(a)	455	439,068
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	225	177,329
2.650%	09/15/40(a)	1,220	885,160
4.350%	06/15/29(a)	980	968,571
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,110	1,785,885
3.200%	04/06/41	870	663,312
Gtd. Notes, 144A, MTN
2.000%	04/06/28	2,835	2,433,550
			27,425,523
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.8%
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	2,615	$2,486,430
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	1,030	1,059,309
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	45	35,099
5.000%	08/15/52	2,130	1,982,018
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	865	881,910
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	95	75,167
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	930	917,443
4.950%	04/15/25	100	99,333
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	730	759,761
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	2,845	3,047,653
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	920	845,962
6.800%	10/14/25(a)	580	588,659
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	195	203,201
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,950	1,616,854
3.000%	01/15/52	1,905	1,287,545
5.000%	07/15/32	600	604,977
5.250%	02/28/53	1,345	1,326,688
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	1,435	1,251,247
2.500%	02/01/31	2,280	1,845,307
3.950%	12/01/47	1,160	825,974
4.550%	07/01/30	2,255	2,108,246
5.900%	06/15/32	375	375,053
6.700%	04/01/53	760	782,591
Public Service Co. of Colorado,
First Mortgage
5.250%	04/01/53	1,275	1,299,509
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29	670	622,566
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53	1,125	1,174,152

A7

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series D
4.700%	06/01/27	1,580	$1,583,674
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,250	5,071,246
5.125%	05/13/25	2,295	2,239,734
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	2,375	2,169,251
			39,166,559
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	2,985	2,898,457
Entertainment — 0.3%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	4,070	3,834,264
4.054%	03/15/29	3,425	3,185,011
5.050%	03/15/42	355	296,834
			7,316,109
Gas — 0.2%
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	2,775	2,721,258
4.250%	07/15/27	1,985	1,917,460
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	450	457,934
			5,096,652
Healthcare-Products — 0.2%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	2,040	1,747,670
2.250%	09/15/31	960	769,485
3.300%	09/15/29	1,190	1,064,044
			3,581,199
Healthcare-Services — 1.9%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	7,575	6,375,356
4.250%	12/15/27	60	57,801
4.625%	12/15/29	2,170	2,041,542
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	572,503
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53	1,075	1,070,872
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	945	761,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.500%	09/01/30	4,335	$3,861,792
4.125%	06/15/29	270	253,558
5.375%	09/01/26	2,415	2,423,213
5.875%	02/15/26(a)	1,440	1,461,011
Gtd. Notes, 144A
3.125%	03/15/27	1,070	994,850
3.375%	03/15/29	430	388,262
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	105	84,942
3.700%	03/23/29(a)	785	736,407
4.875%	04/01/30	1,890	1,901,448
5.500%	03/15/53	955	970,589
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	4,880	4,611,576
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	1,245	943,149
4.500%	04/15/33	2,150	2,137,008
5.050%	04/15/53	6,420	6,489,270
5.875%	02/15/53	3,040	3,416,953
			41,554,040
Insurance — 1.1%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	535	503,041
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	4,655	4,502,921
American International Group, Inc.,
Sr. Unsec’d. Notes
5.125%	03/27/33	1,675	1,662,503
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	710	627,841
Aon Global Ltd.,
Gtd. Notes
4.750%	05/15/45	75	68,233
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51	2,875	1,850,616
2.850%	10/15/50	930	656,715
3.850%	03/15/52	925	777,594
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,090	1,076,073
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	04/05/29	2,205	2,011,323
3.900%	04/05/32	715	618,493
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	7,275	6,993,371

A8

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	920	$776,345
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,240	1,252,425
			23,377,494
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	100	87,721
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26(a)	1,240	1,155,757
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	520	515,179
5.000%	10/15/27	1,675	1,678,819
			3,349,755
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	3,085	2,572,659
3.750%	02/15/28	1,090	1,010,613
4.800%	03/01/50	245	186,381
4.908%	07/23/25	5,035	4,979,511
5.375%	05/01/47	160	131,524
6.484%	10/23/45	650	612,691
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	5,165	4,599,701
3.900%	03/01/38	1,145	1,028,282
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30(a)	2,260	2,178,891
			17,300,253
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	183,162
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	785	771,660
4.500%	09/15/29	850	844,375
			1,616,035
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	895	846,467
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	$199,416
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26	755	758,093
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	3,335	3,246,525
3.700%	09/15/26	2,715	2,600,628
3.700%	03/15/28	3,120	2,908,515
4.500%	03/04/29	190	182,386
			10,742,030
Pharmaceuticals — 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	4,335	4,021,029
4.250%	11/14/28	9,220	9,166,140
4.250%	11/21/49	1,270	1,120,432
4.500%	05/14/35	100	96,950
4.550%	03/15/35	785	767,802
4.700%	05/14/45	145	136,079
4.875%	11/14/48	3,185	3,059,219
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	1,905	1,690,138
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	4,020	3,584,917
3.700%	06/06/27	2,915	2,817,652
4.685%	12/15/44	190	176,860
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	2,545	2,068,750
1.875%	02/28/31	130	105,309
2.700%	08/21/40	90	64,411
3.250%	08/15/29	655	599,103
5.050%	03/25/48	5,790	5,417,859
5.125%	07/20/45	105	99,514
			34,992,164
Pipelines — 1.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,135	990,514
4.450%	07/15/27	1,035	1,010,794
5.950%	06/01/26	5,035	5,113,540
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	360	331,476
5.125%	06/30/27	820	821,182
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,020	972,231
3.750%	05/15/30	105	96,874

A9

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.500%	04/15/24	570	$563,394
5.250%	04/15/29	185	184,536
5.550%	02/15/28	2,045	2,076,516
6.000%	06/15/48	1,515	1,444,524
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	705	626,491
3.200%	02/15/52	1,060	753,131
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	250	245,750
2.600%	10/15/25(a)	780	724,361
3.450%	10/15/27	320	288,948
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	100	96,110
4.500%	05/15/30	2,510	2,424,753
5.000%	03/15/27	6,985	6,959,512
5.875%	06/30/26	135	137,747
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	2,940	2,868,504
6.875%	01/15/29	795	813,578
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	835	756,619
4.000%	03/15/28	1,980	1,896,144
4.600%	03/15/48	305	266,629
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	2,955	2,837,122
5.100%	09/15/45	85	78,028
5.400%	03/04/44	245	229,963
			35,608,971
Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	2,365	2,077,875
3.950%	01/15/27	2,770	2,667,391
4.900%	12/15/30	3,735	3,643,869
American Tower Corp.,
Sr. Unsec’d. Notes
3.600%	01/15/28	2,210	2,075,648
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	4,605	3,973,543
3.650%	02/01/26	3,670	3,367,112
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,365	1,322,967
3.850%	02/01/25	1,380	1,322,716
3.900%	03/15/27	4,490	4,158,989
4.050%	07/01/30	1,295	1,159,957
4.125%	06/15/26	2,675	2,530,736
4.125%	05/15/29	2,755	2,513,118
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31	1,385	$1,148,378
2.900%	03/15/27	625	579,472
3.700%	06/15/26	100	96,345
4.750%	05/15/47	85	74,304
5.000%	01/11/28	1,500	1,511,253
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	1,745	1,653,148
4.500%	03/15/48	190	157,259
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	735	700,441
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,025	777,507
3.625%	01/15/28	80	72,733
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	470	404,524
3.500%	07/15/29	435	397,398
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	100	89,960
4.250%	08/15/29	80	66,560
4.375%	10/01/25	2,655	2,408,588
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	315	281,908
3.950%	08/15/27	1,520	1,465,285
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	100	94,875
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,215	1,064,039
2.836%	01/15/50	2,745	2,600,269
			46,458,167
Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	375	298,378
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	1,324	1,088,535
5.625%	04/15/53	775	778,954
5.750%	07/01/53	785	799,637
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,850	2,297,602
			5,263,106

A10

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28	1,140	$1,026,624
Semiconductors — 0.3%
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28(a)	665	636,207
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	780	753,559
4.663%	02/15/30	2,340	2,246,219
6.750%	11/01/29	1,065	1,133,069
NXP BV/NXP Funding LLC (China),
Gtd. Notes
5.350%	03/01/26	1,220	1,225,719
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.700%	05/01/25	215	203,686
3.150%	05/01/27	445	411,291
			6,609,750
Software — 0.4%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	3,823	3,548,222
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	1,595	1,427,384
5.550%	02/06/53	2,025	1,927,346
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	980	918,047
			7,820,999
Telecommunications — 2.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	1,770	1,523,635
3.500%	09/15/53	6,095	4,425,978
4.300%	02/15/30	1,170	1,137,671
4.350%	03/01/29	105	102,818
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	2,786,018
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31	2,270	1,914,004
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28	3,405	2,933,676
2.065%	04/03/31	515	429,481
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	43,304
4.350%	05/01/49	180	144,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A
3.200%	03/15/27	860	$807,748
3.800%	03/15/32	1,340	1,200,920
4.550%	03/15/52(a)	3,446	2,832,784
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	1,320	1,172,476
3.750%	04/15/27	6,655	6,399,482
3.875%	04/15/30	8,765	8,220,600
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	1,595	1,421,127
2.550%	03/21/31(a)	3,905	3,326,874
3.550%	03/22/51(a)	10,305	7,881,723
4.329%	09/21/28	2,305	2,275,524
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	310	278,550
			51,259,293
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26(a)	1,400	1,315,391
Transportation — 0.1%
FedEx Corp.,
Gtd. Notes
2.400%	05/15/31(a)	2,350	2,001,123

Total Corporate Bonds (cost $626,508,012)			647,330,055
Municipal Bonds — 0.4%
California — 0.1%
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	238,243
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	238,277
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	149,184
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	150,263
7.625%	03/01/40	100	129,728
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	13,661
			919,356
Colorado — 0.2%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	4,520	3,864,162

A11

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.1%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	$334,413
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	477,777
			812,190
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	326	361,296
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	228,405
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	264,850
Great Lakes Water Authority Sewage Disposal System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	139,817
			404,667
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	429,364
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	316,786
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	51,651
			797,801
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	144,469
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	121,600
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	118,220
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	390,930
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	$232,991

Total Municipal Bonds (cost $7,812,304)			8,396,087
Residential Mortgage-Backed Securities — 3.2%
Angel Oak Mortgage Trust,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	71	64,011
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	80	71,488
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	297,160
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	301	251,065
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	1,367	1,134,108
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	261	218,177
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	1,245	1,024,053
Series 2021-04, Class A3, 144A
1.446%(cc)	01/20/65	1,063	813,128
Series 2021-06, Class A2, 144A
1.581%(cc)	09/25/66	1,379	1,088,183
Series 2021-06, Class A3, 144A
1.714%(cc)	09/25/66	1,244	958,277
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	2,191	1,724,173
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	2,005	1,693,598
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	191	176,699
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	1,552	1,249,817
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.560%(c)	12/25/41	921	910,390
Series 2022-R03, Class 1M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	03/25/42	1,700	1,696,955
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.968%(c)	12/25/42	1,354	1,356,906
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.868%(c)	01/25/43	2,864	2,860,906
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	118	115,469

A12

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	711	$607,747
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	56	51,750
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	148	118,683
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	02/25/30	36	36,103
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	144
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
5.360%(c)	08/25/33	65	64,490
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	10/25/33	220	212,582
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.060%(c)	10/25/41	285	271,173
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
5.260%(c)	08/25/33	8	7,839
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.510%(c)	06/25/42	3,618	3,679,773
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.658%(c)	03/25/43	460	460,636
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.469%(cc)	05/25/48	4,941	4,421,010
Series 2021-05INV, Class A2, 144A
2.500%(cc)	07/25/51	661	534,926
Freddie Mac REMIC,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
5.184%(c)	10/15/46	19	18,708
Series 4977, Class IO, IO
4.500%	05/25/50	1,185	217,569
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.647%(cc)	12/25/46	776	741,456
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	259	236,018
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	199	186,853
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	232	223,661
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2012-94, Class BI, IO
4.000%	05/20/37	24	$56
Series 2013-24, Class OI, IO
4.000%	02/20/43	163	21,532
Series 2013-82, Class IG, IO
3.500%	05/20/43	510	80,030
Series 2017-184, Class JH
3.000%	12/20/47	14	12,767
Series 2018-08, Class DA
3.000%	11/20/47	160	149,823
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,295,512
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A8, 144A
2.500%(cc)	10/25/51	655	564,809
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
3.207%(cc)	07/25/44	27	26,803
Series 2020-INV01, Class A14, 144A
2.929%(cc)	10/25/50	1,296	1,110,613
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,704	1,340,294
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,754	1,380,314
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	557	493,924
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
5.447%(c)	08/25/50	268	245,195
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	445	399,906
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	596	511,429
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	215	184,450
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	127	121,770
Mello Mortgage Capital Acceptance,
Series 2021-INV04, Class A15, 144A
2.500%(cc)	12/25/51	5,416	4,260,779
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	214	201,463
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	66	63,262
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	139	109,532
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	49	45,174

A13

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.945%(c)	10/25/59	21	$20,302
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	60	53,402
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
5.795%(c)	02/25/60	30	27,946
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	167	143,402
Series 2021-INV03, Class A19, 144A
2.500%(cc)	10/25/51	2,581	2,030,991
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	1,077	879,557
Series 2021-02, Class A3, 144A
2.500%(cc)	05/25/51	536	463,947
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.781%(cc)	08/25/47	1,260	1,157,933
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	70	63,788
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	512	479,572
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	81	77,870
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	771	716,065
Towd Point Mortgage Trust,
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	28	26,739
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	124	117,490
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	10/25/59	558	554,485
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	4,284	3,369,943
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,726	1,357,820
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
3.000%	11/25/59	472	448,479
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	466	442,761
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	79	77,309
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	405	382,651
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	145	121,549
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	647	527,335
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66	943	$798,184
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	1,069	864,233
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	5,643	4,779,167
Series 2023-INV01, Class A1, 144A
5.999%(cc)	02/25/68	3,295	3,292,659
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	1,370	1,216,745
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50	2,514	1,978,270
Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-RR1, Class A1, 144A
2.500%(cc)	12/25/50	151	122,523

Total Residential Mortgage-Backed Securities (cost $67,146,309)			69,008,238
Sovereign Bonds — 0.9%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	197,225
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32	3,265	3,000,078
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.750%	04/27/32	11,410	10,945,042
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.400%	02/14/35	410	426,605
6.853%	03/28/54	650	666,656
Romanian Government International Bond (Romania),
Unsec’d. Notes, 144A
3.000%	02/27/27	4,050	3,670,313

Total Sovereign Bonds (cost $17,890,718)			18,905,919
U.S. Government Agency Obligations — 31.6%
Federal Home Loan Mortgage Corp.
1.500%	04/01/37	1,681	1,477,726
2.000%	04/01/37	319	288,021
2.000%	05/01/37	115	103,385
2.000%	06/01/37	152	137,411
2.000%	06/01/37	296	266,943
2.000%	03/01/42	4,547	3,894,437
2.000%	06/01/50	429	357,069
2.000%	07/01/50	347	288,171
2.000%	05/01/51	23	18,786
2.000%	05/01/51	57	47,420
2.000%	05/01/51	2,404	1,992,566
2.000%	05/01/51	4,315	3,575,578
2.000%	07/01/51	36	30,062

A14

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	12/01/51	3,388	$2,805,538
2.000%	03/01/52	695	577,086
2.000%	03/01/52	27,350	22,623,110
2.000%	04/01/52	1,166	964,400
2.000%	05/01/52	365	302,702
2.000%	06/01/52	188	155,874
2.500%	07/01/37	204	189,464
2.500%	07/01/37	594	551,255
2.500%	03/01/42	2,402	2,127,792
2.500%	07/01/50	303	264,268
2.500%	02/01/51	4,968	4,350,703
2.500%	05/01/51	271	237,078
2.500%	05/01/51	633	546,978
2.500%	06/01/51	132	113,582
2.500%	06/01/51	1,058	928,049
2.500%	07/01/51	365	316,874
2.500%	07/01/51	718	619,983
2.500%	08/01/51	698	604,492
2.500%	08/01/51	2,021	1,745,408
2.500%	08/01/51	2,174	1,877,147
2.500%	01/01/52	5,581	4,842,984
2.500%	02/01/52	175	151,078
2.500%	04/01/52	10,379	8,949,420
2.500%	05/01/52	14,627	12,616,131
2.500%	07/01/52	155	133,768
3.000%	01/01/27	6	5,873
3.000%	02/01/30	16	15,750
3.000%	05/01/30	397	385,804
3.000%	11/01/33	595	561,560
3.000%	02/01/34	598	568,932
3.000%	04/01/34	49	46,952
3.000%	03/01/35	132	125,475
3.000%	11/01/42	16	14,831
3.000%	01/01/43	19	17,878
3.000%	02/01/43	6	5,913
3.000%	02/01/43	14	12,695
3.000%	02/01/43	57	53,041
3.000%	03/01/43	53	48,502
3.000%	03/01/45	7	6,208
3.000%	04/01/45	61	56,589
3.000%	06/01/45	13	11,964
3.000%	06/01/45	92	85,060
3.000%	07/01/45	60	54,953
3.000%	02/01/47	778	711,985
3.000%	02/01/48	9	7,920
3.000%	09/01/49	693	635,479
3.000%	11/01/49	686	625,503
3.000%	02/01/50	259	235,865
3.000%	06/01/50	289	262,737
3.000%	08/01/50	1,240	1,130,129
3.000%	09/01/51	3,153	2,846,766
3.000%	11/01/51	2,078	1,868,133
3.000%	02/01/52	628	563,214
3.000%	03/01/52	637	571,719
3.000%	06/01/52	3,959	3,553,445
3.000%	08/01/52	2,729	2,475,615
3.500%	06/01/33	40	39,043
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/01/34	88	$85,749
3.500%	03/01/42	1	1,401
3.500%	04/01/42	11	10,628
3.500%	04/01/42	112	107,334
3.500%	08/01/42	18	16,734
3.500%	08/01/42	23	22,052
3.500%	08/01/42	112	106,776
3.500%	09/01/42	3	2,957
3.500%	09/01/42	27	25,727
3.500%	09/01/42	158	149,350
3.500%	10/01/42	4	3,511
3.500%	10/01/42	41	39,341
3.500%	11/01/42	19	18,033
3.500%	12/01/42	251	239,275
3.500%	01/01/43	192	183,674
3.500%	04/01/43	5	5,018
3.500%	04/01/43	23	22,338
3.500%	04/01/43	151	144,559
3.500%	05/01/43	427	407,899
3.500%	07/01/43	30	28,046
3.500%	10/01/43	50	47,543
3.500%	01/01/44	254	242,127
3.500%	03/01/44	323	306,872
3.500%	03/01/45	125	118,318
3.500%	05/01/45	135	127,951
3.500%	06/01/45	28	26,765
3.500%	06/01/45	188	177,681
3.500%	03/01/46	116	109,532
3.500%	12/01/46	1,396	1,318,300
3.500%	01/01/48	2,691	2,540,028
3.500%	03/01/48	1,048	985,436
3.500%	10/01/49	52	49,228
3.500%	12/01/49	138	129,960
3.500%	01/01/50	1,042	977,725
3.500%	02/01/50	2,969	2,819,378
3.500%	05/01/51	2,210	2,062,771
4.000%	06/01/33	102	99,293
4.000%	10/01/34	38	38,113
4.000%	08/01/37	1,684	1,658,801
4.000%	05/01/38	207	201,850
4.000%	09/01/40	1	824
4.000%	10/01/40	2	2,148
4.000%	10/01/40	4	4,019
4.000%	10/01/40	12	11,444
4.000%	11/01/40	5	5,071
4.000%	12/01/40	2	1,828
4.000%	12/01/40	135	132,282
4.000%	12/01/40	282	276,790
4.000%	12/01/40	394	386,013
4.000%	02/01/41	14	14,127
4.000%	02/01/41	78	75,965
4.000%	04/01/41	532	520,740
4.000%	10/01/41	29	27,981
4.000%	10/01/41	91	89,150
4.000%	12/01/41	65	63,367
4.000%	02/01/42	213	208,912
4.000%	03/01/42	7	6,547

A15

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	04/01/42	2	$2,356
4.000%	04/01/42	8	7,983
4.000%	04/01/42	24	23,220
4.000%	04/01/42	53	52,443
4.000%	06/01/42	9	8,618
4.000%	07/01/42	481	471,114
4.000%	09/01/42	34	33,458
4.000%	11/01/42	231	226,129
4.000%	05/01/43	39	37,875
4.000%	09/01/43	148	145,188
4.000%	02/01/45	75	73,183
4.000%	05/01/45	26	25,693
4.000%	11/01/45	47	45,505
4.000%	01/01/46	1,604	1,571,770
4.000%	04/01/46	4	3,488
4.000%	04/01/46	9	8,311
4.000%	04/01/46	154	149,832
4.000%	10/01/47	3	2,610
4.000%	04/01/48	4	4,315
4.000%	06/01/48	128	124,618
4.000%	01/01/50	44	42,485
4.000%	02/01/50	2,438	2,363,291
4.500%	09/01/37	172	172,139
4.500%	05/01/39	39	39,561
4.500%	05/01/39	41	40,869
4.500%	06/01/39	24	24,231
4.500%	08/01/39	176	176,970
4.500%	09/01/39	12	12,553
4.500%	10/01/39	5	4,846
4.500%	10/01/39	12	11,990
4.500%	10/01/39	64	64,607
4.500%	10/01/39	238	239,582
4.500%	10/01/39	541	544,467
4.500%	12/01/39	17	16,805
4.500%	03/01/40	34	34,408
4.500%	05/01/40	23	22,784
4.500%	08/01/40	38	37,772
4.500%	08/01/40	60	59,932
4.500%	10/01/40	46	45,817
4.500%	11/01/40	32	31,920
4.500%	01/01/41	59	59,473
4.500%	02/01/41	7	6,901
4.500%	02/01/41	10	9,701
4.500%	02/01/41	10	9,895
4.500%	02/01/41	21	20,757
4.500%	03/01/41	46	46,451
4.500%	04/01/41	72	72,558
4.500%	04/01/41	132	132,400
4.500%	10/01/41	401	403,218
4.500%	01/01/42	21	20,640
4.500%	05/01/42	22	22,076
4.500%	03/01/44	6	5,680
4.500%	03/01/44	17	17,172
4.500%	03/01/44	19	18,999
4.500%	12/01/48	352	351,587
4.500%	05/01/50	145	144,017
4.500%	12/01/52	223	218,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/01/23	—(r)	$270
5.000%	07/01/25	—(r)	4
5.000%	07/01/33	—(r)	254
5.000%	11/01/33	2	1,629
5.000%	11/01/33	2	1,817
5.000%	11/01/33	2	2,453
5.000%	11/01/33	3	3,159
5.000%	07/01/35	517	528,637
5.000%	11/01/35	77	78,888
5.000%	12/01/35	1	868
5.000%	09/01/39	3	2,618
5.000%	04/01/40	4	4,027
5.000%	04/01/40	34	34,494
5.000%	06/01/40	35	36,187
5.000%	07/01/40	4	3,860
5.000%	07/01/40	23	23,308
5.000%	08/01/40	15	15,021
5.000%	08/01/40	41	41,887
5.000%	08/01/40	116	119,024
5.000%	06/01/41	67	68,764
5.000%	07/01/41	4	4,338
5.000%	07/01/41	6	6,049
5.000%	07/01/41	20	20,023
5.000%	07/01/41	22	22,324
5.000%	11/01/52	2,455	2,448,429
5.500%	03/01/34	17	17,908
5.500%	07/01/35	11	11,615
5.500%	06/01/36	19	19,967
5.500%	01/01/38	326	337,032
5.500%	06/01/41	116	120,197
6.000%	10/01/32	—(r)	62
6.000%	03/01/33	3	3,614
6.000%	12/01/33	8	8,678
6.000%	12/01/33	95	98,724
6.000%	06/01/37	1	634
6.000%	01/01/38	4	3,779
6.000%	07/01/38	2	2,370
6.000%	08/01/38	5	5,306
6.500%	08/01/36	6	6,429
6.500%	09/01/39	15	15,992
7.000%	06/01/32	1	522
7.000%	06/01/32	1	702
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.278%, Floor 2.250%)
3.928%(c)	10/01/36	1	572
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.382%, Floor 1.625%)
2.850%(c)	04/01/37	15	14,610
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
3.975%(c)	07/01/35	—(r)	374
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.058%, Floor 1.733%)
4.108%(c)	02/01/37	7	6,746
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.070%, Floor 1.750%)
4.127%(c)	02/01/35	2	1,608

A16

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.269%, Floor 1.750%)
4.000%(c)	07/01/41	93	$92,740
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.460%, Floor 1.750%)
4.000%(c)	12/01/40	53	53,580
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
4.035%(c)	02/01/37	—(r)	393
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.828% (Cap 10.036%, Floor 1.828%)
4.078%(c)	03/01/36	2	2,053
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.828% (Cap 10.738%, Floor 1.828%)
4.202%(c)	02/01/37	2	2,177
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.844%, Floor 1.842%)
4.091%(c)	01/01/37	3	2,814
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.908% (Cap 7.637%, Floor 1.908%)
4.117%(c)	10/01/42	14	13,811
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.930% (Cap 10.966%, Floor 1.930%)
4.187%(c)	12/01/36	1	605
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.126%, Floor 2.030%)
4.275%(c)	11/01/36	2	2,241
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.220% (Cap 11.100%, Floor 2.220%)
4.558%(c)	02/01/37	2	2,096
Federal National Mortgage Assoc.
1.500%	04/01/37	3,227	2,837,186
1.500%	05/01/37	3,125	2,747,358
1.500%	05/01/37	5,114	4,495,343
1.500%	01/01/42	3,307	2,713,665
2.000%	TBA	3,555	3,207,451
2.000%	TBA	31,065	25,679,950
2.000%	07/01/28	5	5,150
2.000%	04/01/37	6,266	5,652,729
2.000%	05/01/37	895	807,861
2.000%	06/01/37	95	85,268
2.000%	08/01/37	1,118	1,008,512
2.000%	04/01/42	5,271	4,511,755
2.000%	07/01/50	132	109,329
2.000%	08/01/50	1,485	1,233,303
2.000%	10/01/50	191	160,691
2.000%	10/01/50	1,449	1,203,592
2.000%	11/01/50	111	91,829
2.000%	05/01/51	55	46,004
2.000%	05/01/51	12,409	10,286,455
2.000%	07/01/51	27	22,042
2.000%	07/01/51	54	45,131
2.000%	07/01/51	57	47,154
2.000%	12/01/51	8,790	7,279,460
2.000%	02/01/52	2,278	1,886,604
2.000%	02/01/52	2,893	2,395,616
2.000%	02/01/52	3,076	2,553,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	02/01/52	5,730	$4,739,734
2.000%	02/01/52	11,405	9,436,457
2.000%	03/01/52	1,350	1,120,267
2.000%	03/01/52	19,612	16,222,638
2.000%	04/01/52	359	297,130
2.000%	04/01/52	1,718	1,421,406
2.500%	TBA	22,570	19,452,519
2.500%	11/01/29	9	8,758
2.500%	05/01/30	16	14,682
2.500%	01/01/31	73	69,499
2.500%	11/01/34	2,422	2,284,464
2.500%	03/01/37	8,726	8,096,996
2.500%	04/01/37	910	822,045
2.500%	04/01/37	2,456	2,279,386
2.500%	10/01/37	112	102,175
2.500%	07/01/50	1,741	1,516,063
2.500%	09/01/50	1,210	1,058,046
2.500%	01/01/51	669	581,135
2.500%	02/01/51	669	580,533
2.500%	03/01/51	1,142	984,926
2.500%	05/01/51	332	289,203
2.500%	05/01/51	427	372,249
2.500%	05/01/51	4,427	3,821,950
2.500%	06/01/51	656	572,662
2.500%	06/01/51	1,153	1,011,420
2.500%	07/01/51	996	859,211
2.500%	08/01/51	224	193,585
2.500%	08/01/51	547	474,054
2.500%	08/01/51	2,597	2,242,160
2.500%	08/01/51	6,446	5,564,324
2.500%	10/01/51	4,545	3,921,249
2.500%	10/01/51	5,440	4,694,195
2.500%	01/01/52	2,875	2,493,334
2.500%	01/01/52	8,011	6,915,591
2.500%	02/01/52	237	205,848
2.500%	02/01/52	1,379	1,189,475
2.500%	03/01/52	491	429,047
3.000%	TBA	13,840	12,418,072
3.000%	01/01/27	78	75,692
3.000%	08/01/27	6	5,888
3.000%	08/01/27	7	6,527
3.000%	10/01/27	20	18,965
3.000%	11/01/27	6	5,842
3.000%	12/01/27	3	2,966
3.000%	12/01/27	12	11,365
3.000%	01/01/28	11	10,531
3.000%	02/01/28	10	9,089
3.000%	03/01/28	12	11,416
3.000%	04/01/28	9	8,876
3.000%	05/01/28	12	11,466
3.000%	06/01/28	11	10,039
3.000%	06/01/28	60	58,240
3.000%	07/01/28	12	11,239
3.000%	08/01/28	12	11,852
3.000%	09/01/28	13	12,473
3.000%	10/01/28	8	7,768
3.000%	11/01/28	227	219,864

A17

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/29	11	$10,600
3.000%	02/01/29	218	210,799
3.000%	03/01/29	17	15,882
3.000%	03/01/30	33	31,562
3.000%	12/01/32	93	89,490
3.000%	03/01/33	35	33,607
3.000%	06/01/33	3	2,393
3.000%	09/01/33	7	6,227
3.000%	12/01/34	37	35,165
3.000%	12/01/34	125	119,115
3.000%	01/01/35	31	29,401
3.000%	01/01/35	210	199,069
3.000%	05/01/35	3,598	3,417,052
3.000%	06/01/35	444	421,594
3.000%	11/01/36	17	15,762
3.000%	11/01/36	66	62,036
3.000%	12/01/36	20	18,336
3.000%	01/01/40	2,437	2,277,652
3.000%	02/01/40	372	347,371
3.000%	04/01/40	151	141,216
3.000%	04/01/40	4,187	3,872,274
3.000%	09/01/42	187	172,081
3.000%	10/01/42	169	155,720
3.000%	10/01/42	458	422,061
3.000%	11/01/42	102	93,916
3.000%	11/01/42	107	98,266
3.000%	01/01/43	20	18,030
3.000%	01/01/43	92	84,974
3.000%	02/01/43	4	3,278
3.000%	02/01/43	5	4,481
3.000%	02/01/43	10	9,400
3.000%	02/01/43	18	16,216
3.000%	02/01/43	22	19,883
3.000%	02/01/43	81	74,695
3.000%	02/01/43	140	128,823
3.000%	03/01/43	116	106,873
3.000%	04/01/43	6	5,209
3.000%	04/01/43	1,942	1,790,631
3.000%	05/01/43	1	773
3.000%	05/01/43	10	8,830
3.000%	05/01/43	15	13,395
3.000%	05/01/43	26	23,834
3.000%	05/01/43	43	39,691
3.000%	05/01/43	72	66,169
3.000%	05/01/43	312	287,496
3.000%	07/01/43	89	82,533
3.000%	08/01/43	32	29,704
3.000%	08/01/43	287	263,539
3.000%	09/01/43	449	413,740
3.000%	02/01/44	37	34,324
3.000%	12/01/44	3	2,351
3.000%	05/01/45	91	83,689
3.000%	08/01/45	214	197,352
3.000%	05/01/46	2,254	2,071,556
3.000%	06/01/46	441	406,531
3.000%	08/01/46	180	164,625
3.000%	09/01/46	22	19,821
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/46	98	$90,071
3.000%	11/01/46	72	65,705
3.000%	11/01/46	79	72,226
3.000%	11/01/46	98	89,279
3.000%	11/01/46	261	239,112
3.000%	11/01/46	392	358,762
3.000%	11/01/46	742	679,596
3.000%	11/01/46	2,698	2,488,155
3.000%	11/01/46	3,573	3,283,548
3.000%	12/01/46	51	46,997
3.000%	12/01/46	83	75,807
3.000%	12/01/46	84	76,760
3.000%	12/01/46	86	78,435
3.000%	12/01/46	467	427,914
3.000%	01/01/47	58	53,328
3.000%	01/01/47	2,071	1,897,723
3.000%	02/01/47	119	110,188
3.000%	06/01/47	751	689,385
3.000%	03/01/48	16	14,840
3.000%	08/01/49	682	625,208
3.000%	11/01/49	157	142,346
3.000%	02/01/50	163	148,087
3.000%	02/01/50	279	253,096
3.000%	03/01/50	735	665,421
3.000%	05/01/50	30	27,337
3.000%	05/01/50	11,115	10,066,937
3.000%	07/01/50	143	129,441
3.000%	07/01/50	269	243,385
3.000%	08/01/50	563	507,502
3.000%	08/01/50	803	725,510
3.000%	09/01/50	29	26,491
3.000%	10/01/50	1,505	1,359,962
3.000%	10/01/51	63	57,704
3.000%	12/01/51	183	164,501
3.000%	02/01/52	630	565,907
3.000%	03/01/52	717	644,361
3.500%	TBA	10,485	9,742,449
3.500%	07/01/30	25	23,995
3.500%	08/01/30	126	123,051
3.500%	07/01/32	350	344,087
3.500%	08/01/32	104	101,161
3.500%	12/01/33	1,701	1,653,558
3.500%	01/01/34	4	4,277
3.500%	01/01/34	8	7,456
3.500%	01/01/34	17	16,340
3.500%	01/01/34	27	26,159
3.500%	05/01/34	708	689,835
3.500%	07/01/34	32	31,269
3.500%	07/01/34	93	90,182
3.500%	08/01/34	118	114,567
3.500%	02/01/35	81	78,767
3.500%	09/01/37	59	56,781
3.500%	06/01/38	24	23,241
3.500%	10/01/41	6	5,669
3.500%	12/01/41	52	49,181
3.500%	06/01/42	84	79,347
3.500%	06/01/42	174	165,192

A18

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/42	23	$22,387
3.500%	07/01/42	97	91,878
3.500%	08/01/42	223	209,419
3.500%	09/01/42	393	372,010
3.500%	10/01/42	354	334,867
3.500%	11/01/42	55	52,642
3.500%	01/01/43	61	57,829
3.500%	01/01/43	403	381,608
3.500%	04/01/43	42	40,084
3.500%	05/01/43	570	543,796
3.500%	06/01/43	11	10,877
3.500%	06/01/43	239	227,900
3.500%	06/01/43	245	233,399
3.500%	07/01/43	33	31,001
3.500%	07/01/43	67	64,136
3.500%	07/01/43	92	88,012
3.500%	07/01/43	146	138,619
3.500%	07/01/43	352	335,646
3.500%	08/01/43	63	60,157
3.500%	08/01/43	68	64,576
3.500%	08/01/43	73	69,201
3.500%	09/01/43	32	31,024
3.500%	03/01/44	397	378,652
3.500%	07/01/44	38	36,268
3.500%	04/01/45	—(r)	409
3.500%	04/01/45	12	11,295
3.500%	04/01/45	48	45,711
3.500%	05/01/45	36	34,203
3.500%	07/01/45	69	65,150
3.500%	09/01/45	69	64,886
3.500%	11/01/45	14	13,486
3.500%	11/01/45	42	39,585
3.500%	12/01/45	126	119,501
3.500%	12/01/45	962	912,924
3.500%	12/01/45	3,823	3,609,075
3.500%	01/01/46	26	24,331
3.500%	01/01/46	356	335,847
3.500%	01/01/46	384	362,975
3.500%	05/01/46	132	124,968
3.500%	06/01/46	461	435,811
3.500%	02/01/47	13	12,602
3.500%	02/01/47	2,262	2,157,725
3.500%	08/01/47	60	56,259
3.500%	09/01/47	29	27,059
3.500%	10/01/47	123	115,906
3.500%	11/01/47	35	32,556
3.500%	12/01/47	4	3,873
3.500%	01/01/48	163	155,495
3.500%	02/01/48	22	20,852
3.500%	02/01/48	703	662,500
3.500%	12/01/48	1,372	1,295,515
3.500%	06/01/49	672	634,685
3.500%	06/01/49	2,455	2,325,064
3.500%	06/01/49	2,862	2,699,136
3.500%	10/01/49	119	112,440
3.500%	05/01/50	168	157,379
3.500%	07/01/50	1,392	1,309,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	08/01/50	179	$167,853
4.000%	TBA	8,605	8,229,909
4.000%	11/01/31	24	23,493
4.000%	07/01/35	935	922,156
4.000%	11/01/40	39	38,019
4.000%	11/01/40	290	283,733
4.000%	12/01/40	374	361,609
4.000%	01/01/41	45	44,001
4.000%	01/01/41	233	228,191
4.000%	02/01/41	13	12,478
4.000%	02/01/41	26	25,040
4.000%	02/01/41	34	32,874
4.000%	02/01/41	55	52,724
4.000%	02/01/41	142	139,407
4.000%	02/01/41	481	470,829
4.000%	03/01/41	374	366,486
4.000%	04/01/41	126	123,224
4.000%	10/01/41	147	144,120
4.000%	11/01/41	126	123,743
4.000%	01/01/42	11	10,866
4.000%	01/01/42	171	167,824
4.000%	01/01/42	182	178,535
4.000%	02/01/42	22	21,100
4.000%	02/01/42	127	124,223
4.000%	02/01/42	191	187,048
4.000%	08/01/42	484	476,002
4.000%	01/01/43	9	8,743
4.000%	10/01/43	84	82,053
4.000%	03/01/44	126	124,174
4.000%	05/01/45	89	86,429
4.000%	06/01/45	166	159,276
4.000%	07/01/45	47	45,479
4.000%	09/01/45	86	82,627
4.000%	09/01/45	1,655	1,620,155
4.000%	10/01/45	47	45,258
4.000%	10/01/45	5,202	5,090,981
4.000%	11/01/45	5	4,883
4.000%	12/01/45	82	79,148
4.000%	01/01/46	33	32,083
4.000%	03/01/46	11	11,130
4.000%	03/01/46	289	282,574
4.000%	03/01/46	332	325,259
4.000%	07/01/46	33	31,718
4.000%	09/01/46	76	73,082
4.000%	12/01/46	5	4,749
4.000%	02/01/47	1,792	1,747,048
4.000%	08/01/47	866	844,550
4.000%	10/01/47	57	55,489
4.000%	12/01/47	56	54,502
4.000%	10/01/48	1,155	1,131,258
4.000%	12/01/49	352	339,846
4.000%	10/01/51	923	889,128
4.000%	08/01/52	261	250,108
4.000%	09/01/52	1,177	1,125,335
4.500%	TBA	5,670	5,555,442
4.500%	09/01/35	12	12,070
4.500%	03/01/39	89	88,678

A19

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/39	44	$43,771
4.500%	08/01/39	116	116,597
4.500%	09/01/39	132	133,238
4.500%	11/01/39	38	38,596
4.500%	12/01/39	198	198,334
4.500%	12/01/39	447	449,585
4.500%	03/01/40	5	4,719
4.500%	04/01/40	307	307,876
4.500%	07/01/40	32	32,102
4.500%	08/01/40	25	24,400
4.500%	09/01/40	354	355,082
4.500%	10/01/40	14	13,693
4.500%	11/01/40	514	515,417
4.500%	12/01/40	37	37,531
4.500%	12/01/40	59	59,215
4.500%	12/01/40	256	257,107
4.500%	02/01/41	59	59,068
4.500%	02/01/41	62	61,876
4.500%	02/01/41	92	92,522
4.500%	02/01/41	159	160,134
4.500%	04/01/41	506	509,270
4.500%	05/01/41	6	6,016
4.500%	05/01/41	13	12,913
4.500%	05/01/41	466	467,668
4.500%	06/01/41	40	39,823
4.500%	06/01/41	40	40,607
4.500%	08/01/41	7	6,493
4.500%	10/01/41	6	5,903
4.500%	10/01/41	10	9,862
4.500%	11/01/41	8	7,607
4.500%	11/01/41	153	153,483
4.500%	04/01/42	66	66,832
4.500%	08/01/42	15	14,720
4.500%	09/01/42	11	11,395
4.500%	09/01/42	23	22,698
4.500%	10/01/42	92	92,194
4.500%	09/01/43	24	24,182
4.500%	11/01/43	21	20,802
4.500%	01/01/44	15	14,957
4.500%	01/01/44	42	41,842
4.500%	04/01/44	23	22,662
4.500%	06/01/44	27	26,985
4.500%	10/01/44	84	83,597
4.500%	02/01/45	20	19,663
4.500%	02/01/45	43	42,718
4.500%	10/01/45	53	53,263
4.500%	02/01/46	68	68,051
4.500%	03/01/46	15	14,850
4.500%	03/01/46	71	71,752
4.500%	06/01/46	12	11,643
4.500%	07/01/46	50	49,495
4.500%	11/01/46	26	26,084
4.500%	12/01/46	51	50,911
4.500%	01/01/47	9	8,985
4.500%	01/01/47	15	14,723
4.500%	02/01/47	25	25,000
4.500%	05/01/47	104	104,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/47	806	$806,901
4.500%	08/01/48	168	167,360
4.500%	12/01/48	610	607,179
4.500%	09/01/49	2,843	2,841,432
4.500%	11/01/49	6	5,467
4.500%	01/01/50	128	126,809
4.500%	05/01/50	136	134,318
4.500%	07/01/52	4,672	4,577,524
4.500%	08/01/52	1,682	1,648,174
4.500%	10/01/52	584	571,929
5.000%	TBA	4,065	4,054,202
5.000%	06/01/23	—(r)	32
5.000%	09/01/23	11	10,537
5.000%	01/01/24	2	1,919
5.000%	06/01/24	1	854
5.000%	09/01/25	2	1,845
5.000%	10/01/33	6	6,054
5.000%	11/01/33	1	1,474
5.000%	11/01/33	2	1,571
5.000%	04/01/34	3	3,503
5.000%	07/01/34	4	3,863
5.000%	10/01/34	2	2,181
5.000%	03/01/35	162	165,853
5.000%	04/01/35	19	19,373
5.000%	04/01/35	181	185,264
5.000%	05/01/35	21	21,304
5.000%	06/01/35	6	5,781
5.000%	06/01/35	10	10,375
5.000%	06/01/35	22	22,431
5.000%	07/01/35	1	1,258
5.000%	07/01/35	4	4,052
5.000%	07/01/35	5	5,495
5.000%	09/01/35	14	14,027
5.000%	10/01/35	33	34,101
5.000%	10/01/35	142	144,814
5.000%	10/01/35	294	299,803
5.000%	03/01/36	51	52,003
5.000%	12/01/36	5	4,726
5.000%	12/01/36	192	195,637
5.000%	07/01/37	3	3,397
5.000%	07/01/37	487	497,130
5.000%	02/01/38	18	18,547
5.000%	05/01/38	125	127,745
5.000%	06/01/39	16	16,143
5.000%	06/01/39	74	75,942
5.000%	06/01/40	57	58,506
5.000%	06/01/40	72	73,236
5.000%	08/01/40	113	115,441
5.000%	04/01/41	219	223,430
5.000%	06/01/41	14	14,491
5.000%	06/01/41	35	36,235
5.000%	07/01/41	89	91,203
5.000%	08/01/41	8	7,600
5.000%	09/01/41	91	92,819
5.000%	01/01/42	123	125,589
5.000%	02/01/42	50	50,629
5.000%	05/01/42	79	80,378

A20

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/42	174	$177,907
5.000%	11/01/44	228	232,681
5.000%	07/01/45	601	614,106
5.000%	12/01/47	1,171	1,195,910
5.000%	02/01/49	649	661,995
5.000%	08/01/52	1,046	1,045,673
5.000%	10/01/52	53	52,953
5.264%	08/01/41	59	59,950
5.500%	TBA	7,980	8,060,579
5.500%	04/01/34	3	3,290
5.500%	09/01/34	69	71,591
5.500%	11/01/34	5	5,484
5.500%	12/01/34	19	20,036
5.500%	02/01/35	7	7,432
5.500%	04/01/35	13	13,260
5.500%	11/01/35	13	13,584
5.500%	11/01/35	69	70,726
5.500%	12/01/35	17	17,971
5.500%	12/01/35	85	87,918
5.500%	01/01/36	2	2,525
5.500%	01/01/36	20	20,769
5.500%	03/01/36	3	2,786
5.500%	03/01/36	4	3,959
5.500%	05/01/36	82	84,413
5.500%	05/01/36	166	171,892
5.500%	07/01/36	379	390,871
5.500%	11/01/36	1	1,539
5.500%	08/01/37	4	4,216
5.500%	08/01/37	18	18,897
5.500%	08/01/37	25	25,975
5.500%	08/01/37	101	104,651
5.500%	08/01/37	176	180,562
5.500%	08/01/37	190	196,463
5.500%	09/01/37	67	69,156
5.500%	02/01/38	25	26,334
5.500%	02/01/38	167	172,189
5.500%	09/01/38	98	100,722
5.500%	04/01/39	53	55,097
5.500%	05/01/39	54	55,562
5.500%	03/01/40	104	107,755
5.500%	09/01/41	1	690
5.500%	09/01/41	158	163,771
6.000%	TBA	2,500	2,551,660
6.000%	11/01/32	4	4,298
6.000%	03/01/33	4	4,385
6.000%	04/01/33	4	3,946
6.000%	02/01/34	99	103,119
6.000%	08/01/34	3	3,509
6.000%	11/01/34	3	2,969
6.000%	11/01/34	183	190,312
6.000%	04/01/35	4	3,723
6.000%	04/01/35	4	3,920
6.000%	11/01/35	32	33,172
6.000%	12/01/35	6	6,164
6.000%	02/01/36	225	234,106
6.000%	04/01/36	—(r)	20
6.000%	05/01/36	54	56,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	05/01/36	68	$70,807
6.000%	06/01/36	7	7,233
6.000%	09/01/36	7	6,813
6.000%	09/01/36	487	506,430
6.000%	11/01/36	14	14,587
6.000%	12/01/36	2	2,398
6.000%	01/01/37	—(r)	40
6.000%	01/01/37	6	6,416
6.000%	02/01/37	5	4,751
6.000%	02/01/37	58	60,071
6.000%	03/01/37	25	26,002
6.000%	03/01/37	154	161,124
6.000%	03/01/37	387	403,170
6.000%	05/01/37	—(r)	114
6.000%	05/01/37	3	3,298
6.000%	06/01/37	7	7,240
6.000%	08/01/37	54	56,613
6.000%	08/01/37	300	312,251
6.000%	10/01/37	5	5,130
6.000%	02/01/38	23	23,369
6.000%	03/01/38	218	228,082
6.000%	04/01/38	8	8,424
6.000%	05/01/38	53	55,600
6.000%	08/01/38	7	7,077
6.000%	09/01/38	11	11,127
6.000%	10/01/38	47	49,256
6.000%	12/01/38	2	2,316
6.000%	04/01/39	3	3,477
6.000%	06/01/39	57	59,673
6.000%	09/01/39	262	273,217
6.000%	10/01/39	72	74,898
6.000%	01/01/40	3	2,966
6.000%	02/01/40	34	35,564
6.000%	10/01/40	61	63,137
6.000%	07/01/41	48	50,281
6.000%	12/01/52	2,921	2,984,595
6.000%	01/01/53	3,259	3,373,233
6.000%	01/01/53	7,955	8,120,071
6.000%	02/01/53	3,456	3,581,910
6.500%	TBA	6,060	6,248,428
6.500%	07/01/32	2	1,889
6.500%	07/01/32	17	17,622
6.500%	07/01/32	29	30,445
6.500%	12/01/32	3	3,005
6.500%	12/01/32	7	7,426
6.500%	07/01/35	8	8,515
6.500%	12/01/35	72	75,295
6.500%	07/01/36	1	1,214
6.500%	07/01/36	257	269,391
6.500%	08/01/36	12	12,322
6.500%	08/01/36	49	51,772
6.500%	08/01/36	61	63,976
6.500%	09/01/36	29	29,943
6.500%	09/01/36	118	123,350
6.500%	10/01/36	3	3,218
6.500%	10/01/36	55	59,347
6.500%	11/01/36	3	2,948

A21

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	11/01/36	5	$5,493
6.500%	12/01/36	1	1,393
6.500%	10/01/37	2	1,855
6.500%	10/01/37	47	49,920
6.500%	10/01/37	193	205,984
6.500%	08/01/38	20	20,934
6.500%	06/01/39	15	15,269
6.500%	10/01/39	70	73,258
6.500%	05/01/40	65	68,313
6.500%	05/01/40	78	83,119
6.674%	02/01/39	25	26,032
7.000%	01/01/31	—(r)	74
7.000%	04/01/32	—(r)	60
7.000%	04/01/37	16	16,023
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.590%(c)	12/01/35	2	1,585
Federal National Mortgage Assoc., 12 Month LIBOR + 1.557% (Cap 9.863%, Floor 1.557%)
3.807%(c)	07/01/35	1	1,129
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
3.834%(c)	12/01/35	4	4,320
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 11.030%, Floor 1.655%)
3.905%(c)	08/01/37	1	978
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.515%, Floor 1.700%)
3.950%(c)	11/01/37	9	8,473
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.702%, Floor 1.800%)
4.055%(c)	01/01/42	38	38,668
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.522%, Floor 1.803%)
4.048%(c)	12/01/40	68	68,656
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
4.304%(c)	02/01/42	11	11,148
Federal National Mortgage Assoc., 12 Month LIBOR + 1.881% (Cap 11.091%, Floor 1.881%)
4.131%(c)	08/01/36	3	2,948
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
4.142%(c)	12/01/35	1	1,420
Government National Mortgage Assoc.
1.500%	12/20/36	354	309,848
1.500%	01/20/37	453	396,373
1.500%	02/20/37	888	776,796
1.500%	05/20/37	754	659,097
2.000%	03/20/51	2,699	2,304,417
2.000%	07/20/51	9,048	7,714,774
2.000%	08/20/51	13,284	11,322,473
2.000%	01/20/52	6,426	5,458,493
2.000%	03/20/52	2,950	2,505,849
2.500%	08/20/50	1,578	1,388,869
2.500%	08/20/51	1,667	1,467,717
2.500%	10/20/51	19,745	17,380,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/20/51	3,595	$3,164,568
2.500%	12/20/51	3,843	3,382,208
2.500%	03/20/52	1,583	1,392,347
3.000%	10/15/42	17	16,016
3.000%	12/15/42	6	5,713
3.000%	05/15/43	16	14,491
3.000%	06/15/43	2	1,685
3.000%	07/15/43	35	32,978
3.000%	08/20/43	408	380,675
3.000%	09/20/43	387	361,155
3.000%	01/20/44	41	38,479
3.000%	02/20/44	138	128,951
3.000%	05/20/45	2,360	2,199,732
3.000%	10/20/45	152	140,990
3.000%	05/20/46	62	56,740
3.000%	05/20/46	131	120,358
3.000%	05/20/46	386	357,647
3.000%	06/20/46	96	88,837
3.000%	06/20/46	313	286,090
3.000%	07/20/46	86	79,180
3.000%	07/20/46	133	122,300
3.000%	07/20/46	182	166,621
3.000%	07/20/46	187	173,513
3.000%	07/20/46	398	365,088
3.000%	07/20/46	413	377,684
3.000%	08/20/46	106	97,311
3.000%	08/20/46	170	155,931
3.000%	08/20/46	174	159,877
3.000%	09/20/46	89	81,114
3.000%	09/20/46	99	90,799
3.000%	09/20/46	105	97,452
3.000%	10/20/46	3,280	3,037,031
3.000%	11/20/46	846	783,085
3.000%	08/20/49	241	216,138
3.000%	10/20/49	544	485,123
3.000%	12/20/49	7	6,821
3.000%	01/20/50	11	10,302
3.000%	04/20/50	140	128,483
3.000%	05/20/50	1,070	951,830
3.000%	07/20/50	159	145,886
3.000%	07/20/50	256	228,084
3.000%	05/20/51	1,214	1,111,090
3.000%	06/20/51	947	866,771
3.000%	07/20/51	5,195	4,752,503
3.000%	10/20/51	4,371	3,994,706
3.000%	06/20/52	1,822	1,659,032
3.500%	01/15/42	5	4,430
3.500%	03/20/42	11	10,508
3.500%	05/20/42	16	15,688
3.500%	06/20/42	188	179,290
3.500%	08/20/42	314	300,172
3.500%	11/20/42	7	6,492
3.500%	12/20/42	165	157,865
3.500%	01/20/43	33	31,347
3.500%	02/20/43	11	10,341
3.500%	03/20/43	403	380,509
3.500%	03/20/43	1,893	1,813,456

A22

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/20/43	53	$50,507
3.500%	05/20/43	208	199,437
3.500%	08/20/43	12	11,428
3.500%	09/20/43	42	40,228
3.500%	10/15/43	17	16,901
3.500%	11/15/43	488	474,649
3.500%	03/20/44	2	1,470
3.500%	10/20/44	63	59,898
3.500%	02/15/45	75	73,279
3.500%	02/20/45	194	184,475
3.500%	07/20/45	120	113,823
3.500%	10/20/45	7	6,918
3.500%	02/20/46	24	22,662
3.500%	03/20/46	907	862,038
3.500%	04/20/46	11	10,452
3.500%	05/20/46	4	3,666
3.500%	05/20/46	4	4,241
3.500%	05/20/46	7	6,211
3.500%	05/20/46	8	7,149
3.500%	05/20/46	9	8,906
3.500%	05/20/46	11	10,437
3.500%	06/20/46	7	6,804
3.500%	06/20/46	8	7,581
3.500%	06/20/46	8	7,607
3.500%	06/20/46	8	8,023
3.500%	06/20/46	34	31,943
3.500%	06/20/46	2,265	2,156,226
3.500%	07/20/46	205	195,254
3.500%	07/20/46	663	630,947
3.500%	09/20/46	209	198,633
3.500%	10/20/46	2,392	2,275,187
3.500%	11/20/46	117	111,635
3.500%	04/20/47	44	41,860
3.500%	07/20/47	66	62,448
3.500%	12/20/47	1,770	1,683,060
3.500%	02/20/48	72	68,560
3.500%	02/20/48	98	93,276
3.500%	12/20/49	1	967
3.500%	12/20/49	4	3,782
3.500%	12/20/49	4	3,899
3.500%	01/20/50	807	756,743
3.500%	03/20/50	1,527	1,441,232
3.500%	04/20/50	207	195,692
3.500%	05/20/50	313	296,170
3.500%	11/20/50	340	323,405
4.000%	09/20/25	7	6,967
4.000%	11/20/25	17	16,667
4.000%	01/20/26	5	5,318
4.000%	10/20/40	30	29,160
4.000%	02/15/41	3	2,964
4.000%	02/20/41	33	32,941
4.000%	03/15/41	3	2,792
4.000%	03/20/41	131	129,478
4.000%	05/20/41	268	264,911
4.000%	10/15/41	14	13,328
4.000%	10/15/41	54	52,105
4.000%	10/15/41	63	61,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/20/41	374	$369,367
4.000%	11/20/41	51	50,769
4.000%	12/20/41	25	24,700
4.000%	04/20/42	14	13,638
4.000%	09/20/42	25	24,855
4.000%	11/20/42	21	20,422
4.000%	08/20/43	10	9,496
4.000%	01/20/44	46	44,936
4.000%	02/20/44	15	14,401
4.000%	03/20/45	1,445	1,424,053
4.000%	08/20/45	95	93,319
4.000%	09/20/45	1,013	992,631
4.000%	01/20/46	24	23,711
4.000%	05/20/46	29	28,490
4.000%	01/15/47	9	8,469
4.000%	01/15/47	10	10,029
4.000%	06/20/47	1,009	985,466
4.000%	09/20/47	944	923,821
4.000%	01/20/48	331	320,359
4.000%	05/20/49	103	99,687
4.000%	10/20/50	2,055	1,995,948
4.000%	10/20/52	6,681	6,431,109
4.500%	04/20/35	7	6,603
4.500%	05/15/39	4	3,641
4.500%	08/15/39	24	24,158
4.500%	09/15/39	133	133,807
4.500%	09/20/39	2	1,641
4.500%	10/15/39	9	9,292
4.500%	11/15/39	5	4,657
4.500%	11/15/39	7	7,531
4.500%	11/20/39	35	35,355
4.500%	02/15/40	16	16,015
4.500%	02/20/40	304	307,395
4.500%	03/15/40	30	30,367
4.500%	05/20/40	258	260,785
4.500%	06/15/40	2	1,654
4.500%	06/15/40	12	12,373
4.500%	06/15/40	14	13,723
4.500%	06/15/40	44	43,993
4.500%	06/15/40	131	132,642
4.500%	07/15/40	1	1,149
4.500%	07/15/40	4	4,176
4.500%	08/15/40	19	18,853
4.500%	09/15/40	74	74,386
4.500%	09/20/40	144	145,586
4.500%	10/15/40	7	7,055
4.500%	11/20/40	75	76,416
4.500%	01/20/41	15	15,237
4.500%	02/20/41	336	340,504
4.500%	03/15/41	55	55,320
4.500%	03/20/41	382	387,318
4.500%	05/20/41	1	963
4.500%	05/20/41	25	25,110
4.500%	06/20/41	4	4,361
4.500%	07/20/41	46	47,041
4.500%	08/20/41	290	294,034
4.500%	11/20/41	770	779,695

A23

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/20/42	1	$1,140
4.500%	05/20/42	8	7,991
4.500%	06/20/43	1	1,456
4.500%	06/20/44	1	1,336
4.500%	10/20/44	1	1,284
4.500%	01/20/45	1	1,211
4.500%	09/15/45	231	233,065
4.500%	01/20/46	171	172,842
4.500%	03/20/46	2	2,041
4.500%	05/20/46	2	1,519
4.500%	07/20/46	65	65,832
4.500%	08/20/46	112	112,859
4.500%	09/20/46	96	94,931
4.500%	01/20/47	247	249,233
4.500%	03/20/47	174	174,659
4.500%	09/20/48	47	46,713
4.500%	09/20/49	399	393,898
4.500%	10/20/52	3,934	3,876,430
5.000%	01/20/33	1	803
5.000%	05/20/33	5	4,927
5.000%	11/15/33	2	1,978
5.000%	03/20/34	1	548
5.000%	05/15/34	105	107,310
5.000%	12/20/34	4	3,829
5.000%	02/20/35	3	3,409
5.000%	03/20/35	3	2,764
5.000%	06/20/35	—(r)	507
5.000%	08/20/35	2	2,527
5.000%	12/20/35	3	3,492
5.000%	01/20/36	1	959
5.000%	03/20/36	5	4,849
5.000%	04/15/39	3	3,253
5.000%	04/20/39	4	3,726
5.000%	07/20/39	55	56,492
5.000%	08/15/39	5	4,674
5.000%	09/15/39	44	45,332
5.000%	10/15/39	9	9,396
5.000%	10/15/39	30	30,893
5.000%	10/20/39	3	2,787
5.000%	12/15/39	6	5,981
5.000%	01/15/40	5	5,202
5.000%	02/15/40	94	96,910
5.000%	02/15/40	97	99,865
5.000%	04/15/40	41	42,584
5.000%	05/20/40	226	232,565
5.000%	06/15/40	26	26,434
5.000%	06/15/40	43	44,783
5.000%	06/20/40	163	167,483
5.000%	07/15/40	4	4,475
5.000%	08/15/40	9	9,349
5.000%	08/20/40	122	125,499
5.000%	09/15/40	6	6,034
5.000%	09/15/40	8	7,784
5.000%	09/20/40	80	82,349
5.000%	10/20/40	27	27,563
5.000%	11/20/40	14	14,623
5.000%	03/20/41	164	168,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/20/41	9	$9,192
5.000%	08/20/41	186	191,417
5.000%	08/20/42	1	1,508
5.000%	11/20/42	10	10,047
5.000%	06/20/47	209	212,755
5.000%	07/20/47	34	34,127
5.000%	08/20/47	13	13,444
5.000%	10/20/47	23	23,275
5.000%	11/20/47	125	126,955
5.000%	02/20/48	22	22,214
5.000%	04/20/48	82	83,436
5.000%	05/20/48	6	6,163
5.000%	06/20/48	21	20,975
5.000%	06/20/48	118	120,162
5.000%	09/20/48	799	809,780
5.000%	12/20/48	592	600,560
5.000%	05/20/49	40	40,740
5.000%	06/20/49	995	1,008,376
5.500%	TBA	14,215	14,375,752
5.500%	10/20/32	1	596
5.500%	03/20/34	2	2,033
5.500%	01/20/36	373	390,159
5.500%	08/20/38	5	5,406
5.500%	03/20/48	198	205,051
5.500%	04/20/48	151	155,818
5.500%	05/20/48	137	140,870
5.500%	09/20/48	2	1,623
5.500%	10/20/48	40	41,257
5.500%	11/20/48	201	206,460
5.500%	12/20/48	692	709,904
5.500%	01/20/49	167	170,429
5.500%	03/20/49	218	224,376
5.500%	04/20/49	12	11,832
5.500%	06/20/52	308	311,193
5.500%	09/20/52	364	368,203
6.000%	TBA	12,060	12,284,712
6.000%	12/20/38	585	618,956
6.000%	05/15/40	175	183,793
6.500%	12/20/52	1,437	1,478,134
7.000%	02/20/29	8	8,262
7.000%	11/20/52	495	512,458
7.000%	12/20/52	119	123,640
7.000%	01/20/53	1,128	1,168,343
8.500%	06/15/26	—(r)	467

Total U.S. Government Agency Obligations (cost $656,089,017)			675,223,287
U.S. Treasury Obligations — 23.8%
U.S. Treasury Bonds
1.125%	05/15/40	1,460	971,584
1.750%	08/15/41	700	506,734
2.000%	11/15/41	100	75,438
2.000%	02/15/50	3,290	2,331,788
2.000%	08/15/51	900	633,094
2.375%	05/15/51	165	126,689
2.500%	02/15/46	1,750	1,389,609
2.875%	11/15/46	7,185	6,120,722

A24

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.000%	08/15/52(a)(k)	50,820	$44,658,075
3.375%	08/15/42	46,780	43,936,653
3.625%	02/15/53(a)	29,780	29,570,609
3.875%	02/15/43(a)	20,500	20,682,578
4.000%	11/15/42(a)	40,095	41,185,083
4.000%	11/15/52(a)	54,990	58,383,914
4.500%	05/15/38	230	254,869
U.S. Treasury Notes
0.500%	02/28/26	6,105	5,548,396
0.625%	08/15/30	4,250	3,463,750
0.750%	03/31/26	12,110	11,080,650
0.750%	04/30/26	8,500	7,749,609
0.750%	05/31/26	5,770	5,248,446
0.875%	06/30/26	4,760	4,340,897
1.250%	08/15/31	2,535	2,126,231
1.375%	11/15/31(a)	60,485	51,053,120
1.500%	02/15/30	8,330	7,303,067
1.875%	02/28/29	4,580	4,161,002
1.875%	02/15/32	685	601,302
2.750%	02/15/28	5,470	5,254,191
2.750%	08/15/32	7,600	7,152,313
2.875%	05/15/32	1,815	1,727,370
3.875%	01/15/26	63,355	63,379,748
4.000%	02/15/26	37,775	37,934,363
4.125%	11/15/32(a)	38,075	40,014,445

Total U.S. Treasury Obligations (cost $493,310,030)			508,966,339

Total Long-Term Investments (cost $2,056,177,323)			2,115,835,225

	Shares
Short-Term Investments — 21.4%
Affiliated Mutual Fund — 13.2%
PGIM Institutional Money Market Fund (cost $283,295,878; includes $281,720,039 of cash collateral for securities on loan)(b)(we)	283,430,400	283,288,684
Unaffiliated Fund — 8.2%
Dreyfus Government Cash Management (Institutional Shares)	175,588,732	175,588,732
(cost $175,588,732)

Total Short-Term Investments (cost $458,884,610)		458,877,416

TOTAL INVESTMENTS—120.3% (cost $2,515,061,933)		2,574,712,641

Liabilities in excess of other assets(z) — (20.3)%		(434,794,817)

Net Assets — 100.0%		$2,139,917,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BNYM	Bank of New York Mellon
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $278,301,123; cash collateral of $281,720,039 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A25

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
312	2 Year U.S. Treasury Notes	Jun. 2023	$64,413,375	$946,206
1,282	5 Year U.S. Treasury Notes	Jun. 2023	140,389,012	331,352
29	10 Year U.S. Treasury Notes	Jun. 2023	3,332,735	23,969
374	10 Year U.S. Ultra Treasury Notes	Jun. 2023	45,306,596	73,420
				1,374,947
Short Positions:
334	10 Year Euro-Bund	Jun. 2023	49,204,372	(58,725)
39	10 Year Japanese Bonds	Jun. 2023	43,507,287	35,776
69	20 Year U.S. Treasury Bonds	Jun. 2023	9,049,781	(98,882)
266	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	37,539,250	(215,977)
				(337,808)
				$1,037,139
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/19/23	BNYM	EUR	10,060	$10,869,740	$10,940,595	$70,855	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/19/23	BNYM	EUR	10,060	$10,730,298	$10,940,595	$—	$(210,297)
						$70,855	$(210,297)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26